Quarterly Report
June 30, 2019
MFS®  Research Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 4.1%
Boeing Co.	60,966	$22,192,234
Harris Corp.	160,826	30,417,021
Honeywell International, Inc.	461,896	80,642,423
Northrop Grumman Corp.	158,077	51,076,259
United Technologies Corp.	427,218	55,623,784
		$239,951,721
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	171,487	$33,772,650
Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	848,111	$71,198,919
Skechers USA, Inc., “A” (a)	643,670	20,269,168
		$91,468,087
Automotive – 0.3%
IAA, Inc. (a)	395,998	$15,356,802
Biotechnology – 0.5%
Bio-Techne Corp.	136,642	$28,488,491
Brokerage & Asset Managers – 2.9%
Blackstone Group LP	1,019,963	$45,306,756
CME Group, Inc.	316,126	61,363,218
TD Ameritrade Holding Corp.	1,281,736	63,984,261
		$170,654,235
Business Services – 5.6%
Accenture PLC, “A”	289,007	$53,399,823
Cognizant Technology Solutions Corp., “A”	592,448	37,555,279
DXC Technology Co.	761,782	42,012,277
Fidelity National Information Services, Inc.	493,811	60,580,734
Fiserv, Inc. (a)	758,761	69,168,653
Global Payments, Inc.	408,765	65,455,539
		$328,172,305
Cable TV – 2.3%
Altice USA, Inc. (a)	2,724,243	$66,335,317
Comcast Corp., “A”	1,657,711	70,088,021
		$136,423,338
Chemicals – 0.5%
FMC Corp.	351,744	$29,177,165
Computer Software – 8.2%
Adobe Systems, Inc. (a)	301,099	$88,718,820
Cadence Design Systems, Inc. (a)	523,448	37,065,353
Microsoft Corp.	2,022,079	270,877,703
Salesforce.com, Inc. (a)	532,230	80,755,258
		$477,417,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.0%
Apple, Inc.	300,353	$59,445,866
Constellation Software, Inc.	39,640	37,360,673
Square, Inc., “A” (a)	245,439	17,801,691
		$114,608,230
Construction – 2.4%
Masco Corp.	892,736	$35,030,960
Sherwin-Williams Co.	97,145	44,520,582
Toll Brothers, Inc.	785,277	28,756,844
Vulcan Materials Co.	234,058	32,138,504
		$140,446,890
Consumer Products – 1.3%
Colgate-Palmolive Co.	482,276	$34,564,721
Kimberly-Clark Corp.	306,277	40,820,599
		$75,385,320
Consumer Services – 0.8%
Booking Holdings, Inc. (a)	24,356	$45,660,437
Electrical Equipment – 1.4%
HD Supply Holdings, Inc. (a)	647,343	$26,074,976
Sensata Technologies Holding PLC (a)	529,552	25,948,048
TE Connectivity Ltd.	302,733	28,995,767
		$81,018,791
Electronics – 1.0%
Analog Devices, Inc.	533,360	$60,200,343
Energy - Independent – 1.8%
Diamondback Energy, Inc.	202,965	$22,117,096
EOG Resources, Inc.	528,771	49,260,307
Marathon Petroleum Corp.	571,706	31,946,931
		$103,324,334
Energy - Integrated – 1.4%
BP PLC, ADR	2,000,083	$83,403,461
Food & Beverages – 2.8%
J.M. Smucker Co.	190,390	$21,931,024
Mondelez International, Inc.	1,198,703	64,610,092
PepsiCo, Inc.	597,478	78,347,290
		$164,888,406
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	441,407	$61,924,988
General Merchandise – 1.2%
Dollar General Corp.	514,132	$69,490,081
Health Maintenance Organizations – 1.4%
Cigna Corp.	297,900	$46,934,145
Humana, Inc.	126,334	33,516,410
		$80,450,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
Aon PLC	468,300	$90,372,534
Chubb Ltd.	448,213	66,017,293
		$156,389,827
Internet – 5.6%
Alphabet, Inc., “A” (a)(s)	170,472	$184,587,082
Facebook, Inc., “A” (a)(s)	729,687	140,829,591
		$325,416,673
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	615,820	$62,357,933
Machinery & Tools – 1.5%
Flowserve Corp.	487,454	$25,683,951
Roper Technologies, Inc.	167,388	61,307,529
		$86,991,480
Major Banks – 2.5%
Goldman Sachs Group, Inc.	385,839	$78,942,659
PNC Financial Services Group, Inc.	309,841	42,534,973
State Street Corp.	430,520	24,134,951
		$145,612,583
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	282,892	$43,556,881
McKesson Corp.	213,433	28,683,261
		$72,240,142
Medical Equipment – 7.2%
Becton, Dickinson and Co.	236,511	$59,603,137
Boston Scientific Corp. (a)	1,251,860	53,804,943
Danaher Corp.	440,515	62,958,404
Masimo Corp. (a)	207,790	30,923,308
Medtronic PLC	825,265	80,372,558
PerkinElmer, Inc.	641,366	61,789,200
STERIS PLC	213,757	31,824,142
West Pharmaceutical Services, Inc.	292,832	36,647,925
		$417,923,617
Natural Gas - Distribution – 0.6%
Sempra Energy	266,903	$36,683,148
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	1,583,235	$45,707,995
Equitrans Midstream Corp.	256,213	5,049,958
		$50,757,953
Network & Telecom – 1.7%
Cisco Systems, Inc.	1,827,907	$100,041,350
Oil Services – 0.3%
Core Laboratories N.V.	222,345	$11,624,196
Liberty Oilfield Services, Inc. (l)	501,337	8,111,633
		$19,735,829
Other Banks & Diversified Financials – 6.9%
BB&T Corp.	1,084,853	$53,298,828
Citigroup, Inc. (s)	1,466,865	102,724,556
Mastercard, Inc., “A”	604,972	160,033,243

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Signature Bank	200,002	$24,168,242
U.S. Bancorp	1,200,058	62,883,039
		$403,107,908
Pharmaceuticals – 4.6%
Elanco Animal Health, Inc. (a)	1,598,600	$54,032,680
Eli Lilly & Co.	373,816	41,415,075
Pfizer, Inc.	2,515,456	108,969,554
Zoetis, Inc.	568,336	64,500,452
		$268,917,761
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	188,063	$44,239,940
Kansas City Southern Co.	312,250	38,038,295
		$82,278,235
Real Estate – 1.6%
Public Storage, Inc., REIT	207,192	$49,346,919
STORE Capital Corp., REIT	1,397,513	46,383,456
		$95,730,375
Restaurants – 1.7%
Chipotle Mexican Grill, Inc., “A” (a)	28,068	$20,570,476
Starbucks Corp.	913,487	76,577,615
		$97,148,091
Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	572,638	$42,987,935
Specialty Stores – 6.6%
Amazon.com, Inc. (a)	125,572	$237,786,907
Chewy, Inc., “A” (a)	401,478	14,051,730
Ross Stores, Inc.	706,960	70,073,875
Target Corp.	759,443	65,775,358
		$387,687,870
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	390,140	$79,764,123
Telephone Services – 0.6%
Verizon Communications, Inc.	634,088	$36,225,447
Tobacco – 0.9%
Philip Morris International, Inc.	668,127	$52,468,013
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	417,068	$36,706,155
CMS Energy Corp.	534,438	30,949,304
Duke Energy Corp.	423,026	37,327,814
FirstEnergy Corp.	671,339	28,740,023
NextEra Energy, Inc.	187,110	38,331,355
		$172,054,651
Total Common Stocks		$5,824,204,708
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.42% (v)	34,090,575	$34,093,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(403,047)	$(12,220,385)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(15,205,197)
Total Securities Sold Short		$(27,425,582)

Other Assets, Less Liabilities – 0.1%		6,181,750
Net Assets – 100.0%		$5,837,054,860
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,093,984 and $5,824,204,708, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2019, the fund had cash collateral of $75,737 and other liquid securities with an aggregate value of $51,179,589 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,824,204,708	$—	$—	$5,824,204,708
Mutual Funds	34,093,984	—	—	34,093,984
Total	$5,858,298,692	$—	$—	$5,858,298,692
Securities Sold Short	$(27,425,582)	$—	$—	$(27,425,582)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At June 30, 2019, the value of securities loaned was $6,109,568. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $6,267,442.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,535,634	$458,346,282	$469,799,733	$5,670	$6,131	$34,093,984
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$677,237	$—